Average Annual Total Returns - Carillon Eagle Mid Cap Growth Fund	Mar. 01, 2021
RussellMidcap174GrowthIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	35.59%
5 Years	18.66%
10 Years	15.04%
Class A
Average Annual Return:
1 Year	33.13%
5 Years	18.37%
10 Years	14.22%
Since Inception
Inception Date	Aug. 20, 2098
Class C
Average Annual Return:
1 Year	38.82%
5 Years	18.69%
10 Years	13.98%
Since Inception
Inception Date	Aug. 20, 2098
Class I
Average Annual Return:
1 Year	40.24%
5 Years	19.91%
10 Years	15.16%
Since Inception
Inception Date	Jun. 21, 2006
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	39.55%
5 Years	19.25%
10 Years	14.37%
Since Inception
Inception Date	Jun. 21, 2006
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	24.32%
5 Years	16.11%
10 Years	12.54%
Since Inception
Inception Date	Jun. 21, 2006
Class R-3
Average Annual Return:
1 Year	39.42%
5 Years	19.19%
10 Years	14.47%
Since Inception
Inception Date	Jan. 12, 2009
Class R-5
Average Annual Return:
1 Year	40.21%
5 Years	19.90%
10 Years	15.14%
Since Inception
Inception Date	Dec. 28, 2009
Class R-6
Average Annual Return:
1 Year	40.34%
5 Years	20.02%
10 Years
Since Inception	17.25%
Inception Date	Aug. 15, 2011
Class R-6 | RussellMidcap174GrowthIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	16.50%
Inception Date	Aug. 15, 2011
Class Y
Average Annual Return:
1 Year	39.75%
5 Years
10 Years
Since Inception	20.05%
Inception Date	Nov. 20, 2017
Class Y | RussellMidcap174GrowthIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	20.62%
Inception Date	Nov. 20, 2017